Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Borrowings [Abstract]
Non-current	$ 219,434	$ 30,373
Current	63,539	65,793
Total	$ 282,973	$ 96,166